UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-5931

        Nuveen New York Performance Plus Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            09/30

Date of reporting period:          12/31/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen New York Performance Plus Municipal Fund, Inc. (NNP)
December 31, 2004

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Consumer Staples - 6.2% (4.2% of Total Investments)

$885	Erie County Tobacco Asset Securitization Corporation, New York, Senior Tobacco Settlement	7/10 at 101.00	BBB	$ 905,346
	Asset-Backed Bonds, Series 2000, 6.000%, 7/15/20

	Monroe Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed
	Bonds, Series 2000:
400	6.000%, 6/01/15	6/10 at 101.00	BBB	413,724
780	6.150%, 6/01/25	6/10 at 101.00	BBB	781,583

1,355	New York Counties Tobacco Trust I, Tobacco Settlement Pass-Through Bonds, Series 2000,	6/10 at 101.00	BBB	1,384,729
	5.800%, 6/01/23

810	New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, Series 2001,	6/11 at 101.00	BBB	790,738
	5.250%, 6/01/25

1,000	New York Counties Tobacco Trust III, Tobacco Settlement Pass-Through Bonds, Series 2003,	6/13 at 100.00	BBB	967,360
	5.750%, 6/01/33

2,500	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed	7/09 at 101.00	BBB-	2,560,450
	Bonds, Series 1999A, 6.500%, 7/15/27

760	Rensselaer Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-	6/12 at 100.00	BBB	724,234
	Backed Bonds, Series 2001A, 5.200%, 6/01/25

3,750	TSASC Inc., New York, Tobacco Flexible Amortization Bonds, Series 1999-1, 6.250%, 7/15/27	7/09 at 101.00	BBB	3,805,838

3,000	Westchester Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-	7/10 at 101.00	BBB	3,061,680
	Backed Bonds, Series 1999, 6.750%, 7/15/29

	Education and Civic Organizations - 20.7% (13.9% of Total Investments)

1,500	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School,	12/09 at 101.00	AA	1,736,565
	Series 1999A, 6.750%, 12/01/29 - RAAI Insured

2,700	Brookhaven Industrial Development Agency, New York, Revenue Bonds, St. Joseph's College,	12/07 at 101.00	A3	2,837,295
	Series 2000, 6.000%, 12/01/20

1,285	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure	9/08 at 101.00	BBB-	1,324,398
	University, Series 1998B, 5.000%, 9/15/13

	Monroe County Industrial Development Agency, New York, Civic Facility Revenue Bonds,
	St. John Fisher College, Series 1999:
1,000	5.375%, 6/01/17 - RAAI Insured	6/09 at 102.00	AA	1,070,020
2,365	5.375%, 6/01/24 - RAAI Insured	6/09 at 102.00	AA	2,503,920

3,000	New York City Trust for Cultural Resources, New York, Revenue Bonds, American Museum of	4/07 at 101.00	AAA	3,198,960
	Natural History, Series 1997A, 5.650%, 4/01/27 - MBIA Insured

750	New York City Trust for Cultural Resources, New York, Revenue Bonds, Museum of American	7/10 at 101.00	A	815,880
	Folk Art, Series 2000, 6.000%, 7/01/22 - ACA Insured

580	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds,	10/14 at 100.00	A-	587,059
	St. Francis College, Series 2004, 5.000%, 10/01/34

850	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds,	2/11 at 100.00	A-	879,674
	YMCA of Greater New York, Series 2002, 5.250%, 8/01/21

2,500	New York State Dormitory Authority, Revenue Bonds, State University Educational	No Opt. Call	AA-	2,933,500
	Facilities, Series 1993A, 5.875%, 5/15/17

1,000	New York State Dormitory Authority, Consolidated Revenue Bonds, City University System,	No Opt. Call	AAA	1,155,760
	Series 1993B, 6.000%, 7/01/14 - FSA Insured

2,850	New York State Dormitory Authority, Revenue Bonds, Upstate Community Colleges, Series	7/10 at 101.00	AAA	3,193,368
	2000A, 5.750%, 7/01/29 - FSA Insured

580	New York State Dormitory Authority, Revenue Bonds, Fashion Institute of Technology,	7/10 at 101.00	AAA	637,855
	Series 2000, 5.375%, 7/01/20 - FSA Insured

5,590	New York State Dormitory Authority, Revenue Bonds, University of Rochester, Series 1999A,	7/09 at 101.00	A+	6,120,379
	5.500%, 7/01/16

	New York State Dormitory Authority, Revenue Bonds, Pratt Institute, Series 1999:
1,250	6.000%, 7/01/20 - RAAI Insured	7/09 at 102.00	AA	1,409,675
1,000	6.000%, 7/01/24 - RAAI Insured	7/09 at 102.00	AA	1,131,790
3,810	6.000%, 7/01/28 - RAAI Insured	7/09 at 102.00	AA	4,222,242

8,345	New York State Dormitory Authority, Revenue Bonds, Marymount Manhattan College, Series	7/09 at 101.00	AA	9,117,997
	1999, 6.250%, 7/01/29 - RAAI Insured

	New York State Dormitory Authority, Third General Resolution Consolidated Revenue Bonds,
	City University System, Series 1998-2:
1,490	5.000%, 7/01/17 - FSA Insured	7/08 at 101.00	AAA	1,602,510
1,055	5.000%, 7/01/18 - FSA Insured	7/08 at 101.00	AAA	1,134,663

2,120	New York State Dormitory Authority, General Revenue Bonds, New York University, Series	No Opt. Call	AAA	2,475,312
	2001-1, 5.500%, 7/01/20 - AMBAC Insured

1,000	New York State Dormitory Authority, Revenue Bonds, Columbia University, Series 2002B,	7/12 at 100.00	AAA	1,104,350
	5.375%, 7/01/19

	Healthcare - 15.5% (10.4% of Total Investments)

	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds,
	Series 2003A:
1,000	5.250%, 2/15/21 - AMBAC Insured	2/13 at 100.00	AAA	1,079,080
1,250	5.250%, 2/15/22 - AMBAC Insured	2/13 at 100.00	AAA	1,344,375

750	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds,	7/12 at 101.00	Ba3	722,940
	Staten Island University Hospital, Series 2002C, 6.450%, 7/01/32

750	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds,	7/12 at 100.00	Ba3	716,393
	Staten Island University Hospital, Series 2001B, 6.375%, 7/01/31

2,000	New York State Dormitory Authority, FHA-Insured Mortgage Revenue Bonds, St. Vincent's	2/05 at 100.00	AAA	2,088,800
	Hospital and Medical Center, Series 1991, 7.400%, 8/01/30

1,000	New York State Dormitory Authority, FHA-Insured Mortgage Hospital Revenue Bonds,	2/08 at 102.00	AA	1,084,510
	St. James Mercy Hospital, Series 1998, 5.250%, 2/01/18

4,130	New York State Dormitory Authority, Revenue Bonds, New York and Presbyterian Hospital,	8/14 at 100.00	AAA	4,609,741
	Series 2004A, 5.250%, 8/15/15 - FSA Insured

900	New York State Dormitory Authority, Revenue Bonds, Winthrop-South Nassau University	7/13 at 100.00	Baa1	932,742
	Hospital Association, Series 2003A, 5.500%, 7/01/32

1,250	New York State Dormitory Authority, Revenue Bonds, South Nassau Communities Hospital,	7/13 at 100.00	Baa1	1,320,313
	Series 2003B, 5.500%, 7/01/23

8,000	New York State Dormitory Authority, Revenue Bonds, Catholic Health Services of Long	7/09 at 101.00	AAA	8,795,920
	Island Obligated Group - St. Charles Hospital and Rehabilitation Center, Series 1999A, 5.500%,
	7/01/22 - MBIA Insured

3,400	New York State Dormitory Authority, Revenue Bonds, Mount Sinai NYU Health Obligated	7/10 at 101.00	Ba1	3,560,106
	Group, Series 2000A, 6.500%, 7/01/25

3,750	New York State Dormitory Authority, Revenue Bonds, Catholic Health Services of Long	7/10 at 101.00	Baa1	4,177,050
	Island Obligated Group, St. Catherine of Siena Medical Center, Series 2000A, 6.500%, 7/01/20

1,200	New York State Dormitory Authority, Revenue Bonds, Lenox Hill Hospital Obligated Group,	7/11 at 101.00	Baa2	1,236,012
	Series 2001, 5.500%, 7/01/30

1,870	New York State Medical Care Facilities Finance Agency, FHA-Insured Mortgage Revenue Bonds,	2/05 at 100.00	AAA	1,913,571
	Hospital and Nursing Home Projects, Series 1992B, 6.200%, 8/15/22

1,655	New York State Medical Care Facilities Finance Agency, FHA-Insured Hospital and Nursing Home	8/05 at 102.00	AAA	1,724,824
	Revenue Bonds, Series 1995B, 6.250%, 2/15/15

2,000	New York State Dormitory Authority, Revenue Bonds, Mount Sinai NYU Health Obligated	2/05 at 100.00	BBB-	2,002,060
	Group, Series 2002C, 6.000%, 7/01/26

1,100	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John's Riverside Hospital,	7/11 at 101.00	BB	1,124,101
	Series 2001A, 7.125%, 7/01/31

	Housing/Multifamily - 4.4% (2.9% of Total Investments)

	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,
	Series 2001A:
1,610	5.500%, 11/01/31	5/11 at 101.00	AA	1,668,797
2,000	5.600%, 11/01/42	5/11 at 101.00	AA	2,073,140

	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,
	Series 2002A:
910	5.375%, 11/01/23 (Alternative Minimum Tax)	5/12 at 100.00	AA	948,238
450	5.500%, 11/01/34 (Alternative Minimum Tax)	5/12 at 100.00	AA	462,942

395	New York State Housing Finance Agency, Multifamily Housing Revenue Bonds, Series 1989B,	5/05 at 100.00	AAA	402,624
	7.550%, 11/01/29 (Alternative Minimum Tax) - AMBAC Insured

1,585	New York State Housing Finance Agency, Secured Mortgage Multifamily Housing Revenue	2/05 at 100.00	Aa1	1,589,470
	Bonds, Series 1992A, 7.000%, 8/15/12 (Alternative Minimum Tax)

1,100	New York State Housing Finance Agency, Secured Mortgage Program Multifamily Housing	8/09 at 101.00	Aa1	1,161,578
	Revenue Bonds, Series 1999I, 6.200%, 2/15/20 (Alternative Minimum Tax)

2,465	Puerto Rico Housing Finance Corporation, Multifamily Mortgage Revenue Bonds, Portfolio A,	4/05 at 100.00	A	2,489,083
	Series 1990I, 7.500%, 4/01/22

	Housing/Single Family - 4.3% (2.9% of Total Investments)

450	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 82, 5.650%,	10/09 at 100.00	Aa1	472,149
	4/01/30 (Alternative Minimum Tax)

1,250	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 73A, 5.250%,	9/08 at 101.00	Aa1	1,302,013
	10/01/17 (Alternative Minimum Tax)

6,985	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 97, 5.500%,	4/11 at 100.00	Aa1	7,194,480
	4/01/31 (Alternative Minimum Tax)

1,660	New York State Mortgage Agency, Mortgage Revenue Bonds, Thirty-Third Series A, 4.750%,	4/13 at 101.00	Aaa	1,682,095
	4/01/23 (Alternative Minimum Tax)

	Long-Term Care - 7.6% (5.1% of Total Investments)

1,500	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/10 at 102.00	N/R	1,619,310
	Needs Facilities Pooled Program, Series 2000, 8.125%, 7/01/19

1,350	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/11 at 101.00	N/R	1,413,572
	Needs Facilities Pooled Program, Series 2001A-1, 7.250%, 7/01/16

3,000	New York State Dormitory Authority, FHA-Insured Mortgage Nursing Home Revenue Bonds,	2/07 at 102.00	AA	3,243,810
	Hebrew Home for the Aged at Riverdale, Series 1997, 6.125%, 2/01/37

1,375	New York State Dormitory Authority, Revenue Bonds, Miriam Osborn Memorial Home	7/10 at 102.00	A	1,509,956
	Association, Series 2000B, 6.375%, 7/01/29 - ACA Insured

2,110	New York State Medical Care Facilities Finance Agency, FHA-Insured Mortgage Hospital and	2/06 at 102.00	AA+	2,227,337
	Nursing Home Revenue Bonds, Series 1995C, 6.100%, 8/15/15

1,520	New York State Dormitory Authority, FHA-Insured Nursing Home Mortgage Revenue Bonds,	2/13 at 102.00	AAA	1,586,622
	Shorefront Jewish Geriatric Center Inc., Series 2002, 5.200%, 2/01/32

2,755	Oswego County Industrial Development Agency, New York, FHA-Insured Mortgage Assisted Civic	2/09 at 101.00	AAA	2,910,134
	Facility Revenue Bonds, Bishop Commons Inc., Series 1999A, 5.375%, 2/01/49

4,000	Syracuse Housing Authority, New York, FHA-Insured Mortgage Revenue Bonds, Loretto Rest	2/08 at 102.00	AAA	4,267,240
	Residential Healthcare Facility, Series 1997A, 5.600%, 8/01/17

	Tax Obligation/General - 3.4% (2.3% of Total Investments)

1,725	New York City, New York, General Obligation Bonds, Fiscal Series 2004B, 5.250%, 8/01/15	8/14 at 100.00	A	1,892,739

1,800	New York City, New York, General Obligation Bonds, Fiscal Series 2004C, 5.250%, 8/15/16	8/14 at 100.00	A	1,966,878

2,095	Niagara Falls, Niagara County, New York, General Obligation Water Treatment Plant Bonds,	No Opt. Call	AAA	2,554,999
	Series 1994, 8.000%, 11/01/09 (Alternative Minimum Tax) - MBIA Insured

1,350	Northern Mariana Islands, General Obligation Bonds, Series 2000A, 6.000%, 6/01/20 -
	ACA Insured	6/10 at 100.00	A	1,441,976

	Oneida County, New York, General Obligation Public Improvement Bonds, Series 2000:
200	5.375%, 4/15/18 - MBIA Insured	4/09 at 102.00	AAA	221,800
200	5.375%, 4/15/19 - MBIA Insured	4/09 at 102.00	AAA	221,800

	Tax Obligation/Limited - 29.9% (20.2% of Total Investments)

2,400	Battery Park City Authority, New York, Senior Revenue Bonds, Series 2003A, 5.000%,
	11/01/23	11/13 at 100.00	AAA	2,543,064

	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,
	Series 2002A:
2,175	5.750%, 7/01/18	No Opt. Call	AA-	2,538,073
2,000	5.125%, 1/01/29	7/12 at 100.00	AA-	2,057,660
1,000	5.000%, 7/01/30 - AMBAC Insured	7/12 at 100.00	AAA	1,025,450

	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A:
5,000	5.250%, 11/15/25 - FSA Insured	11/12 at 100.00	AAA	5,404,600
2,500	5.000%, 11/15/30	11/12 at 100.00	AA-	2,547,925

1,680	Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003, 5.500%,	1/13 at 102.00	BBB	1,736,129
	1/01/34

2,665	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series	2/13 at 100.00	AA+	2,793,933
	2003E, 5.000%, 2/01/23

3,000	New York State Dormitory Authority, Court Facilities Lease Revenue Bonds, Series 1999,	5/10 at 101.00	AAA	3,354,300
	5.750%, 5/15/30 - AMBAC Insured

	New York State Dormitory Authority, Nassau County, Revenue Bonds, Board of Cooperative
	Educational Services, Series 2001A:
1,265	5.250%, 8/15/17 - FSA Insured	8/11 at 100.00	AAA	1,391,652
1,385	5.250%, 8/15/18 - FSA Insured	8/11 at 100.00	AAA	1,518,265

	New York State Dormitory Authority, Revenue Bonds, Mental Health Services Facilities
	Improvements, Series 2000D:
190	5.875%, 2/15/18 - FSA Insured	8/10 at 100.00	AAA	214,651
185	5.875%, 10/01/19 - FSA Insured	8/10 at 100.00	AAA	209,002
220	5.875%, 8/15/19 - FSA Insured	8/10 at 100.00	AAA	248,543

1,000	New York State Environmental Facilities Corporation, Infrastructure Revenue Bonds, Series 2003A,	3/14 at 100.00	AA-	1,063,240
	5.000%, 3/15/21

1,200	New York State Dormitory Authority, Revenue Bonds, State Personal Income Tax, Series	3/13 at 100.00	AA	1,309,548
	2003A, 5.375%, 3/15/22

1,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2000B, 5.750%,	4/10 at 101.00	AAA	1,129,450
	4/01/16 - FGIC Insured

1,500	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series	4/13 at 100.00	AAA	1,627,815
	2003A, 5.250%, 4/01/22 - MBIA Insured

6,500	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2002A, 5.125%,	3/12 at 100.00	AA	6,922,045
	3/15/21

4,000	New York State Urban Development Corporation, Service Contract Revenue Bonds, Correctional and	No Opt. Call	AA-	4,458,200
	Youth Facilities, Series 2002A, 5.500%, 1/01/17 (Mandatory put 1/01/11)

5,000	Niagara Falls City School District, Niagara County, New York, Certificates of Participation, High	6/08 at 101.00	AAA	5,351,950
	School Facility, Series 1998, 5.375%, 6/15/28 - MBIA Insured

1,785	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2000B, 5.875%,	7/10 at 101.00	AAA	2,014,962
	7/01/35 - MBIA Insured

	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
1,670	5.000%, 10/15/25 - MBIA Insured	10/14 at 100.00	AAA	1,761,817
1,225	5.000%, 10/15/26 - MBIA Insured	10/14 at 100.00	AAA	1,285,356
1,520	5.000%, 10/15/29 - AMBAC Insured	10/14 at 100.00	AAA	1,576,483

5,600	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State	6/13 at 100.00	AAA	6,085,464
	Contingency Contract-Backed Bonds, Series 2003A-1, 5.250%, 6/01/20 - AMBAC Insured

2,500	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State	6/13 at 100.00	AA-	2,740,400
	Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21

	United Nations Development Corporation, New York, Senior Lien Revenue Bonds, Series 2004A:
750	5.250%, 7/01/23	1/08 at 100.00	A3	791,775
500	5.250%, 7/01/24	1/08 at 100.00	A3	527,850

3,480	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Notes, Series 1999A, 6.500%,	10/10 at 101.00	BBB	4,016,303
	10/01/24

	Yonkers Industrial Development Agency, New York, Revenue Bonds, Community Development Properties -
	Yonkers Inc. Project, Series 2001A:
1,250	6.250%, 2/01/16	2/11 at 100.00	BBB-	1,366,275
2,520	6.625%, 2/01/26	2/11 at 100.00	BBB-	2,715,275

	Transportation - 8.7% (5.8% of Total Investments)

1,355	Albany Parking Authority, New York, Revenue Bonds, Series 2001B, 5.250%, 10/15/12	10/11 at 101.00	BBB+	1,457,397

1,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2003A,	No Opt. Call	AAA	1,675,755
	5.000%, 11/15/15 - FGIC Insured

1,900	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, British	12/08 at 102.00	Ba2	1,478,238
	Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)

1,455	New York State Thruway Authority, General Revenue Bonds, Series 1993B, 5.000%, 1/01/20 - MBIA	1/05 at 101.00	AAA	1,471,602
	Insured

1,000	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara International	4/09 at 101.00	AAA	1,059,080
	Airport, Series 1999A, 5.625%, 4/01/29 (Alternative Minimum Tax) - MBIA Insured

1,925	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Twentieth Series	10/07 at 101.00	AAA	2,067,412
	2000, 5.750%, 10/15/26 (Alternative Minimum Tax) - MBIA Insured

2,040	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series	6/06 at 102.00	CCC	1,431,162
	1996A, 6.250%, 6/01/26 (Alternative Minimum Tax)

2,000	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 2001A,	1/12 at 100.00	AA-	2,120,440
	5.000%, 1/01/19

5,750	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Refunding Bonds, Series	11/12 at 100.00	AA-	6,081,028
	2002B, 5.000%, 11/15/21

2,400	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue	11/12 at 100.00	AAA	2,596,560
	Refunding Bonds, Series 2002E, 5.250%, 11/15/22 - MBIA Insured

	U.S. Guaranteed *** - 25.9% (17.4% of Total Investments)

745	Freeport, New York, General Obligation Bonds, Series 2000A, 6.000%, 4/01/18 (Pre-refunded to	4/10 at 101.00	Aaa	867,642
	4/01/10) - FGIC Insured

	Longwood Central School District, Suffolk County, New York, Series 2000:
1,500	5.750%, 6/15/17 (Pre-refunded to 6/15/11) - FGIC Insured	6/11 at 101.00	Aaa	1,751,280
1,500	5.750%, 6/15/18 (Pre-refunded to 6/15/11) - FGIC Insured	6/11 at 101.00	Aaa	1,751,280

4,525	Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series 1998A,	7/11 at 100.00	AAA	5,120,762
	5.250%, 7/01/28 (Pre-refunded to 7/01/11)

5,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1998A, 4.500%,	10/15 at 100.00	AAA	5,395,650
	4/01/18 (Pre-refunded to 10/01/15) - FGIC Insured

1,275	Nassau County, New York, General Obligation Improvement Bonds, Series 2000F, 6.500%, 3/01/18	3/10 at 100.00	AAA	1,497,653
	(Pre-refunded to 3/01/10) - FSA Insured

1,350	New York City, New York, General Obligation Bonds, Fiscal Series 1990B, 7.250%, 10/01/06	4/05 at 100.00	AAA	1,368,077
	(Pre-refunded to 4/01/05) - FGIC Insured

505	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/10 at 101.00	AAA	592,092
	Fiscal Series 2000B, 6.100%, 6/15/31 (Pre-refunded to 6/15/10) - MBIA Insured

4,575	New York City Transit Authority, New York, Metropolitan Transportation Authority, Triborough Bridge	1/10 at 101.00	AAA	5,294,785
	and Tunnel Authority, Certificates of Participation, Series 2000A, 5.875%, 1/01/30 (Pre-refunded
	to 1/01/10) - AMBAC Insured

1,000	New York City Trust for Cultural Resources, New York, Revenue Bonds, American Museum of Natural	7/19 at 100.00	AAA	1,124,120
	History, Series 1999A, 5.750%, 7/01/29 (Pre-refunded to 7/01/19) - AMBAC Insured

2,000	New York State Dormitory Authority, Lease Revenue Bonds, State University Dormitory	7/10 at 101.00	AA-***	2,337,400
	Facilities, Series 2001A, 6.000%, 7/01/30 (Pre-refunded to 7/01/10)

	New York State Dormitory Authority, Revenue Bonds, Mental Health Services Facilities
	Improvements, Series 2000D:
1,565	5.875%, 2/15/18 (Pre-refunded to 8/15/10) - FSA Insured	8/10 at 100.00	AAA	1,801,378
1,505	5.875%, 2/15/19 (Pre-refunded to 8/15/10) - FSA Insured	8/10 at 100.00	AAA	1,732,315
1,860	5.875%, 8/15/19 (Pre-refunded to 8/15/10) - FSA Insured	8/10 at 100.00	AAA	2,140,934

5,535	New York State Dormitory Authority, Revenue Bonds, State University Educational	5/12 at 101.00	AAA	6,234,126
	Facilities, Series 2002A, 5.000%, 5/15/17 (Pre-refunded to 5/15/12) - FGIC Insured

4,200	New York State Thruway Authority, Local Highway and Bridge Service Contract Bonds, Series 2001,	4/11 at 100.00	AA-***	4,718,154
	5.250%, 4/01/17 (Pre-refunded to 4/01/11)

2,950	New York State Urban Development Corporation, State Personal Income Tax, Revenue Bonds, Series	3/13 at 100.00	AA***	3,303,499
	2003B, 5.000%, 3/15/22 (Pre-refunded to 3/15/13)

	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, State
	Facilities and Equipment, Series 2002A:
2,860	5.375%, 3/15/19 (Pre-refunded to 3/15/12)	3/12 at 100.00	AA***	3,263,260
2,000	5.375%, 3/15/20 (Pre-refunded to 3/15/12)	3/12 at 100.00	AA***	2,282,000

965	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2000B, 5.875%,	7/10 at 101.00	AAA	1,119,825
	7/01/35 (Pre-refunded to 7/01/10) - MBIA Insured

1,600	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 1993B,	No Opt. Call	AAA	1,769,824
	5.000%, 1/01/20

7,500	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 1999B,	1/22 at 100.00	AAA	8,740,125
	5.500%, 1/01/30 (Pre-refunded to 1/01/22)

	Utilities - 12.0% (8.1% of Total Investments)

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A:
3,500	5.125%, 12/01/22 - FSA Insured	6/08 at 101.00	AAA	3,758,335
2,500	5.250%, 12/01/26	6/08 at 101.00	A-	2,615,225

5,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A,	9/11 at 100.00	A-	5,333,750
	5.375%, 9/01/25

3,650	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2003C,	9/13 at 100.00	AAA	3,976,858
	5.000%, 9/01/15 - CIFG Insured

4,000	New York City Industrial Development Agency, New York, Revenue Bonds, Brooklyn Navy Yard	10/08 at 102.00	BBB-	3,790,720
	Cogeneration Partners LP, Series 1997, 5.750%, 10/01/36 (Alternative Minimum Tax)

4,000	New York State Power Authority, General Revenue Bonds, Series 2000A, 5.250%, 11/15/40	11/10 at 100.00	Aa2	4,170,080

2,000	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue	11/11 at 101.00	Baa1	2,147,380
	Refunding Bonds, American Ref-Fuel Company of Niagara LP, Series 2001D, 5.550%, 11/15/24
	(Mandatory put 11/15/15)

4,000	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue Cogeneration	1/09 at 101.00	N/R	3,860,520
	Partners Facility, Series 1998, 5.500%, 1/01/23 (Alternative Minimum Tax)

	Water and Sewer - 10.2% (6.8% of Total Investments)

700	Monroe County Water Authority, New York, Water System Revenue Bonds, Series 2001, 5.150%, 8/01/22	8/11 at 101.00	AA	746,011

1,250	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/09 at 101.00	AAA	1,358,088
	Fiscal Series 2000A, 5.500%, 6/15/32 - FGIC Insured

5,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/10 at 101.00	AA+	5,406,300
	Fiscal Series 2001A, 5.500%, 6/15/33

2,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/11 at 101.00	AA+	2,233,000
	Fiscal Series 2001D, 5.500%, 6/15/17

2,495	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/10 at 101.00	AAA	2,884,195
	Fiscal Series 2000B, 6.100%, 6/15/31 - MBIA Insured

2,225	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/12 at 100.00	AA+	2,455,644
	Fiscal Series 2003A, 5.375%, 6/15/19

715	New York State Environmental Facilities Corporation, State Water Pollution Control Revolving Fund	6/05 at 100.00	AAA	716,611
	Revenue Bonds, New York City Municipal Water Finance Authority, Series 1990A, 7.500%, 6/15/12

140	New York State Environmental Facilities Corporation, State Water Pollution Control Revolving Fund	11/06 at 100.00	AAA	143,324
	Pooled Revenue Bonds, Series 1994D, 6.900%, 5/15/15

	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving
	Funds Revenue Bonds, Pooled Loan Issue, Series 2002F:
1,000	5.250%, 11/15/17	11/12 at 100.00	AAA	1,101,030
3,345	5.250%, 11/15/19	11/12 at 100.00	AAA	3,663,845
4,060	5.250%, 11/15/20	11/12 at 100.00	AAA	4,429,704

$341,790	Total Long-Term Investments (cost $342,559,883) - 148.8%			368,309,104

	Other Assets Less Liabilities - 1.4%			3,481,262

	Preferred Shares, at Liquidation Value - (50.2)%			(124,300,000)

	Net Assets Applicable to Common Shares - 100%			$247,490,366

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares
	unless otherwise noted.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There
	may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency
	securities which ensures the timely payment of principal and interest. Such securities are normally considered
	to be equivalent to AAA rated securities.
N/R	Investment is not rated.

	Income Tax Information

	The following information is presented on an income tax basis. Differences between amounts for financial statement
	and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market
	discount securities and timing differences in recognizing certain gains and losses on security transactions.

	At December 31, 2004, the cost of investments was $342,295,916.

	Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2004, were as
	follows:

	Gross unrealized:
	Appreciation	$27,290,346
	Depreciation	(1,277,158)

	Net unrealized appreciation of investments	$26,013,188

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen New York Performance Plus Municipal Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         02/28/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         02/28/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         02/28/05

* Print the name and title of each signing officer under his or her signature.